Significant accounting policies: (Details 3) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013 item	Jun. 30, 2012	Jun. 30, 2011
Concentration of customers and credit risk
FDIC insured balance		$ 250,000										$ 250,000
Money market account balance		313,205										313,205
Credit risk exposure												63,205
Revenue	4,927,024	831,404	968,980	1,039,376	1,003,660	946,679	1,273,919	3,303,365	1,416,036	10,841,391	3,012,016	3,843,420	6,939,999	6,133,299
Accounts receivable	2,673,630	586,174				2,568,249				2,673,630		586,174	2,568,249
Exit or disposal activities
Exit or disposal activities												0
Debt modifications
Threshold percentage variation in present value of cash flows for application of debt extinguishments accounting												10.00%
Revenue | Customer
Concentration of customers and credit risk
Number of producers representing concentration risk												3
Revenue | Customer | Goodrich
Concentration of customers and credit risk
Revenue												259,108
Revenue from major producer (as a percent)												7.00%
Revenue | Customer | Chesapeake
Concentration of customers and credit risk
Revenue												338,516
Revenue from major producer (as a percent)												9.00%
Revenue | Customer | EXCO
Concentration of customers and credit risk
Revenue												2,774,919
Revenue from major producer (as a percent)												72.00%
Revenue | Customer | Single operator
Concentration of customers and credit risk
Revenue														330,697
Accounts receivable balances | Customer | Single operator
Concentration of customers and credit risk
Accounts receivable		$ 182,643				$ 2,228,983						$ 182,643	$ 2,228,983